Non-Financial Assets (Tables)	12 Months Ended
Dec. 31, 2017
Non-Financial Assets [Abstract]
Non-Financial Assets

Non-financial assets as of December 31, 2016 and 2017 are as follows:

		2016		2017
		Current	Non-current	Current	Non-current
		In millions of won
Advance payment	￦	93,279	71,238	109,743	43,872
Prepaid expenses		228,142	78,066	251,715	90,118
Others(*1)		310,439	32,485	392,534	112,828

	￦	631,860	181,789	753,992	246,818

(*1)	Details of others as of December 31, 2016 and 2017 are as follows:

		2016		2017
		Current	Non-current	Current	Non-current
		In millions of won
Tax refund receivables	￦	30,959	2,188	89,762	1,940
Greenhouse gas emissions rights		145,105	—	135,211	—
Other quick assets(*2)		134,375	30,297	167,561	110,888

	￦	310,439	32,485	392,534	112,828

(*2)	The Company has recognized ￦92,128 million of shares in Orano Expansion (formerly, AREVA NC Expansion) as non-current non-financial assets.